Offerings	Oct. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	214.65
Maximum Aggregate Offering Price	$ 214,650,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 18,674.55
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 to which this exhibit relates (the "Registration Statement") shall also cover any additional shares of MSGS Spinco, Inc.'s (the "Registrant") Class A Common Stock, par value $0.01 per share ("Class A Common Stock"), which become issuable under the MSGS Spinco, Inc. 2026 Employee Stock Plan or the MSGS Spinco, Inc. 2026 Stock Plan for Non-Employee Directors pursuant to the Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction which results in an increase in the number of the Registrant's outstanding shares of Class A Common Stock. (2) Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of Class A Common Stock in the "when issued" trading market as reported on the New York Stock Exchange on October 21, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	250,000
Proposed Maximum Offering Price per Unit	214.65
Maximum Aggregate Offering Price	$ 53,662,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,668.64
Offering Note	See Offering Note 1.